Transactions with Related Parties-Shanghai Costamare Ship Management Co Ltd (Details Narrative)	Jun. 30, 2016
SCSC Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	70.00%
SCSC GM [Member]
Related Party Transaction [Line Items]
Percentage of ownership	30.00%